Certain Significant Risks and Uncertainty (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales Revenue, Goods, Net [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk	23.00%		27.00%
Unbilled Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk	10.00%	10.00%